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                         MERRILL LYNCH IRA ANNUITY(SM)

                                    ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY
     MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D (THE "ACCOUNT")

                          SUPPLEMENT DATED MAY 15, 2003
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2003

This supplement describes a name change to one of the investment options available through the Account.

On February 24, 2003, the board of directors of the Oppenheimer Main Street Growth & Income Fund(R) approved changing the fund's name to "Oppenheimer Main Street Fund" effective April 30, 2003. Any references in the Prospectus to Oppenheimer Main Street Growth & Income Fund should be replaced by the new fund name Oppenheimer Main Street Fund.

                                      * * *

Please retain this supplement with your Prospectus for your reference. If you have any questions, please contact your Financial Advisor or the Service Center at 1-800-535-5549.